Note 37 - Interest Income and Expense - Interest Expense Break Down By Origin (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income And Expense
Interest Expenses Financial Liabilities Held For Trading	€ 742,000,000	€ 1,229,000,000	€ 1,210,000,000
Interest Expense Financial Liabilities At Fair Value Through Profit Or Loss	61,000,000	6,000,000	41,000,000
Financial Liabilities At Amortized Cost USA Statement	6,346,000,000	9,953,000,000	9,757,000,000
Cost Rectification From Accounting Hedges	(413,000,000)	(250,000,000)	(351,000,000)
Insurance activity interest expense (Interest Expense)	721,000,000	753,000,000	832,000,000
Cost From Pensions Funds	57,000,000	85,000,000	71,000,000
Other expenses interest expenses(Interest Expense)	284,000,000	196,000,000	108,000,000
Total Interest Expense	€ 7,797,000,000	€ 11,972,000,000	€ 11,669,000,000